Other Financial Assets - Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 20,267	₩ 15,094	₩ 4,952
Bad debt expense	30,942	5,173	10,142
Other	1,468	0	0
Ending balance	₩ 52,677	₩ 20,267	₩ 15,094